INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2028	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Percentage of tax rate		25.00%	25.00%	25.00%
Net deferred tax assets		$ 1,306,923	$ 972,930
Increase in valuation allowance		333,993	336,242	$ 242,472
Uncertain tax positions		0	0
CHINA
Operating Loss Carryforwards [Line Items]
Net deferred tax assets		1,306,923	972,930
HONG KONG
Operating Loss Carryforwards [Line Items]
Net deferred tax assets		$ 1,306,923	$ 972,930
Forecast [Member]
Operating Loss Carryforwards [Line Items]
Maximum period	5 years
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Percentage of tax rate		16.50%	16.50%	16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of tax rate		25.00%